Capital Commitments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitment And Contingencies [Line Items]
Year 2013	$ 63,357
Year 2014 and thereafter	8,026
Capital Commitments	$ 71,383